Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

March 3, 2020

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to each fund listed in Appendix A (the “Funds”). The interactive data relates to summary information that mirrors each Fund’s summary information in its supplement dated February 21, 2020 (SEC Accession No. 0001081400-20-000162). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me at (617) 377-7059.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Senior Counsel

APPENDIX A

Wells Fargo Funds Trust

Wells Fargo Dynamic Target Today Fund
Wells Fargo Dynamic Target 2015 Fund
Wells Fargo Dynamic Target 2020 Fund
Wells Fargo Dynamic Target 2025 Fund
Wells Fargo Dynamic Target 2030 Fund